ACCOUNTS RECEIVABLE AND OTHER - Narrative (Details) m³ in Millions, a in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) a m³	Dec. 31, 2017 a m³
Disclosure of acquired receivables [line items]
Contract assets | $	$ 641
Area of consumable freehold timberlands (in acres)	1.7	1.7
Volume of mature timber available for harvest (in cubic meters) | m³	40.3	40.6
Area of licensed timberlands (in acres)	1.3	1.3
Sustainable Resources [Member] | At fair value
Disclosure of acquired receivables [line items]
Terminal Capitalization Rate	5.70%	5.70%
Termination valuation date	30 years	30 years